Parent Company Information_Condensed Statements Of Financial Position(Details) - Parent Company - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from financial institutions		₩ 23,084	₩ 18,537
Financial Assets at fair value through profit of loss		474,262	413,909
Loans at amortized cost		179,542	120,000
Banking subsidiaries	[1]	14,821,721	14,821,721
Nonbanking subsidiaries	[1]	11,698,159	9,340,395
Other assets		911,723	632,074
Total assets		28,108,491	25,346,636
Liabilities and shareholders' equity
Borrowings		100,000	0
Debentures		6,128,043	5,543,446
Other liabilities		894,828	621,291
Shareholders' equity		20,985,620	19,181,899
Total liabilities and shareholders equity		₩ 28,108,491	₩ 25,346,636

[1]	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.